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QUARTERLY REPORT

TUTTLE CAPITAL UFO DISCLOSURE ETF

Schedule of InvestmentsMarch 31, 2026 (unaudited)

		Shares	Value
98.92%	COMMON STOCKS

2.22%	CONSUMER DISCRETIONARY
	Tesla, Inc.(A)	98	$36,431

3.00%	ENERGY
	Centrus Energy Corp.(A)	134	23,261
	Energy Fuels, Inc./Canada(A)	1,421	25,933
			49,194

70.27%	INDUSTRIALS
	AECOM	357	30,281
	AeroVironment, Inc.(A)	105	19,220
	Airbus SE	462	21,829
	Amentum Holdings, Inc.(A)	3,115	81,239
	American Superconductor Corp.(A)	349	11,814
	Archer Aviation, Inc.(A)	4,704	24,320
	ATI, Inc.(A)	280	40,729
	BAE Systems plc	336	39,144
	Bloom Energy Corp.(A)	119	16,123
	Boeing Co./The(A)	203	40,403
	Booz Allen Hamilton Holding Co.	224	17,479
	BWX Technologies, Inc.	133	27,197
	CACI International, Inc. Class A(A)	64	34,808
	Eaton Corp. plc	99	35,409
	Emerson Electric Co.	350	45,857
	Fluor Corp.(A)	378	17,634
	General Electric Co.	93	26,391
	GE Vernova LLC	49	42,772
	General Dynamics Corp.	49	16,818
	Hexcel Corp.	399	32,291
	Honeywell International	156	35,261
	Huntington Ingalls Industries	37	14,056
	Joby Aviation, Inc.(A)	3,129	25,846
	Karman Holdings, Inc.(A)	243	19,452

QUARTERLY REPORT

TUTTLE CAPITAL UFO DISCLOSURE ETF

Schedule of Investments (continued)March 31, 2026 (unaudited)

		Shares	Value
	L3Harris Technologies, Inc.	147	$50,737
	Leidos Holdings, Inc.	280	43,546
	Lockheed Martin Corp.	133	80,384
	Mercury Systems, Inc.(A)	210	15,311
	Northrop Grumman Corp.	84	57,308
	Quanta Services, Inc.	71	$38,980
	Rocket Lab Corp.(A)	399	25,624
	RTX Corp.	211	40,702
	Schneider Electric SE	448	24,385
	Science Applications International Corp.	386	36,639
	Siemens AG	175	21,329
			1,151,318

15.33%	INFORMATION TECHNOLOGY
	Analog Devices, Inc.	84	26,724
	Coherent Corp.(A)	77	18,342
	IonQ, Inc.(A)	491	14,156
	Keysight Technologies, Inc.(A)	112	31,625
	KLA Corp.	15	22,086
	Lumentum Holdings, Inc.(A)	29	20,380
	Ouster, Inc.(A)	910	16,717
	Palantir Technologies Inc.(A)	343	50,174
	Teledyne Technologies, Inc.(A)	42	25,410
	Texas Instruments, Inc.	77	14,949
	Wolfspeed, Inc.(A)	649	10,592
			251,155
8.10%	MATERIALS
	Dupont de Nemours, Inc.	1,183	54,181
	Materion Corp.	245	35,439
	MP Materials Corp.(A)	574	27,701
	Perpetua Resources Corp.(A)	546	15,354
			132,675

98.92%	TOTAL COMMON STOCKS
	(Cost: $1,756,719)		1,620,773

QUARTERLY REPORT

TUTTLE CAPITAL UFO DISCLOSURE ETF

Schedule of Investments (continued)March 31, 2026 (unaudited)

		Shares	Value
1.15%	MONEY MARKET FUND
	First American Money Market Funds 3.580%(B)	18,921	$18,921
	(Cost: $18,921)

100.07%	TOTAL INVESTMENTS
	(Cost: $1,775,640)		1,639,694
(0.07%)	Liabilities in excess of other assets		(1,175)
100.00%	NET ASSETS		$1,638,519

(A)Non-income producing

(B)Zero coupon security. The rate shown is the yield-to-maturity on the date of March 31,2026

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

QUARTERLY REPORT

TUTTLE CAPITAL UFO DISCLOSURE ETF

Schedule of Investments (continued)March 31, 2026 (unaudited)

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
COMMON STOCKS	$1,620,773	$—	$—	$1,620,773
MONEY MARKET FUND	18,921	—	—	18,921
	$1,639,694	$—	$—	$1,639,694

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $1,775,640, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$12,793
Gross unrealized depreciation	(148,739)
Net unrealized appreciation	$(135,946)